Schedule of Notes Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Secured Convertible Note	$ 12,491,190	$ 11,712,179
Net Notes payable		$ 11,712,179	$ 11,320,000
First Secured Convertible Note [Member]
Short-term Debt [Line Items]
Issue Date	Oct. 24, 2014	Oct. 24, 2014
Maturity Date	Dec. 31, 2021	Dec. 31, 2021
Interest Rate	8.50%	8.50%
Secured Convertible Note	$ 5,000,000	$ 5,000,000	5,000,000
Second Secured Convertible Note [Member]
Short-term Debt [Line Items]
Issue Date	May 04, 2015	May 04, 2015
Maturity Date	Dec. 31, 2021	Dec. 31, 2021
Interest Rate	8.50%	8.50%
Secured Convertible Note	$ 2,000,000	$ 2,000,000	2,000,000
Third Secured Convertible Note [Member]
Short-term Debt [Line Items]
Issue Date	Feb. 24, 2016	Feb. 24, 2016
Maturity Date	Dec. 31, 2021	Dec. 31, 2021
Interest Rate	8.50%	8.50%
Secured Convertible Note	$ 2,000,000	$ 2,000,000	2,000,000
First Credit Facility [Member]
Short-term Debt [Line Items]
Issue Date	Jul. 24, 2018	Jul. 24, 2018
Maturity Date	Dec. 31, 2021	Dec. 31, 2021
Interest Rate	8.50%	8.50%
Secured Convertible Note	$ 2,000,000	$ 2,000,000	2,000,000
Second Credit Facility [Member]
Short-term Debt [Line Items]
Issue Date	Sep. 19, 2019	Sep. 19, 2019
Maturity Date	Dec. 31, 2021	Dec. 31, 2021
Interest Rate	8.50%	8.50%
Secured Convertible Note	$ 1,100,000	$ 712,179	$ 320,000
Third Credit Facility [Member]
Short-term Debt [Line Items]
Issue Date	Dec. 31, 2021
Interest Rate	8.50%
Secured Convertible Note	$ 391,190